Other Financial Liabilities - Summary of other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current
Derivative instruments	$ 189,647	$ 18,956	$ 23,290
Obligations relating to finance leases	8,839	255	0
Other	499	2,486	0
Other financial liabilities	198,985	21,697	23,290
Non-current
Derivative instruments	13,950	143,222	144,867
Obligations relating to finance leases	130,400	21,289	0
Non-current financial liabilities	$ 144,350	$ 164,511	$ 144,867
Fixed interest rate | Finance Lease Liability
Non-current
Fixed interest rate	5.50%